SHARE-BASED COMPENSATION (Outstanding Non-Treasury RSUs) (Details) - Non-Treasury RSUs	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Jan. 01, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal year (in shares) | shares	1,047,000	953,000
Granted, net of granted for performance and dividends declared (in shares) | shares	471,000	431,000
Granted for performance (in shares) | shares	88,000	113,000
Granted for dividends declared (in shares) | shares	13,000	10,000
Settled - common shares (in shares) | shares	215,000	248,000
Settled - payment of withholding taxes (in shares) | shares	142,000	178,000
Forfeited (in shares) | shares	62,000	34,000
Number, outstanding, end of fiscal year (in shares) | shares	1,200,000	1,047,000
Weighted average fair value per unit, outstanding, beginning of fiscal year (in dollars per share) | $	$ 27.18	$ 28.42
Granted (in dollars per share) | $	29.38	25.40
Granted for performance (in dollars per share) | $	28.42	28.42
Granted for dividends declared (in dollars per share) | $	29.86	28.99
Settled - common shares (in dollars per share) | $	28.34	28.42
Settled - payment of withholding taxes (in dollars per share) | $	28.42	28.42
Forfeited (in dollars per shares) | $	27.66	28.42
Weighted average fair value per unit, outstanding, end of fiscal year (in dollars per share) | $	$ 27.79	$ 27.18